Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Summary of positions with derivative financial instruments
Positions with derivative financial instruments as of December 31, 2020 and 2019 are shown below:

	2020
	Assets		Liabilities
	Fair value	Notional	Fair value	Notional

Swaps	777,816	5,578,227	870,393	6,143,671
Forward contracts	456,724	2,905,411	200,272	3,035,011
Futures contracts	26,535	43,100,609	13,221	44,981,642
Options	6,298,358	681,464,674	6,735,478	614,741,256
Total	7,559,433	733,048,921	7,819,364	668,901,580

	2019
	Assets		Liabilities
	Fair value	Notional	Fair value	Notional

Swaps	1,133,768	3,955,473	485,164	3,420,857
Forward contracts	187,392	1,857,542	2,480	164,209
Futures contracts	21,809	15,920,584	-	-
Options	2,742,035	498,484,022	2,741,592	488,482,756
Total	4,085,004	520,217,621	3,229,236	492,067,822

Summary of derivative financial instruments by maturity
Below is the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and by maturity:

	2020
	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Swap contracts	777,816	10%	35,241	206,921	535,654
Forward contracts	456,724	6%	230,862	201,324	24,538
Future contracts	26,535	1%	26,535	—	—
Options	6,298,358	83%	2,327,062	2,351,285	1,620,011
Total	7,559,433	100%	2,619,700	2,759,530	2,180,203
Liabilities
Options	6,735,478	87%	2,152,890	2,378,689	2,203,899
Forward contracts	200,272	3%	133,679	49,102	17,491
Future contracts	13,221	1%	542	1,742	10,937
Swap contracts	870,393	11%	99,249	213,532	557,612
Total	7,819,364	100%	2,386,360	2,643,065	2,789,939

	2019
	Fair value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Swap contracts	1,133,768	0	10,418	700,668	422,682
Forward contracts	187,392	0	159,163	28,175	54
Future contracts	21,809	0	21,809	—	—
Options	2,742,035	0	1,837,073	577,177	327,785
Total	4,085,004	0	2,028,463	1,306,020	750,521
Liabilities
Options	2,741,592	0	1,745,532	637,393	358,667
Forward contracts	2,480	0	1,693	325	462
Swap contracts	485,164	0	15,838	40,687	428,639
Total	3,229,236	0	1,763,063	678,405	787,768

Summary of derivative financial instruments by index
Derivatives financial instruments by index:

	2020		2019
	Notional	Fair Value	Notional	Fair Value

Swap Contracts
Asset Position
Interest	5,014,934	776,215	3,955,473	1,133,768
Foreign exchange	563,293	1,601	—	—
Liability Position
Interest	6,143,671	(870,393)	3,420,857	(485,164)
Forward Contracts
Asset Position
Foreign exchange	2,546,940	98,253	1,710,648	40,499
Share	325,519	325,519	—	—
Interest	32,952	32,952	146,893	146,893
Liability Position
Foreign exchange	3,002,067	(167,328)	162,551	(822)
Shares	—	—	1,658	(1,658)
Interest	32,944	(32,944)	—	—
Future Contracts
Purchase commitments
Foreign exchange	—	—	965	329
Interest	43,100,609	26,535	15,919,619	21,480
Commitments to sell
Interest	44,981,642	(13,221)	—	—
Options
Purchase commitments
Foreign exchange	—	—	37,500	82,369
Share	5,827,205	1,074,507	1,770,220	210,448
Interest	675,637,469	5,223,851	496,676,302	2,449,218
Commitments to sell
Foreign exchange	—	—	37,500	(94,612)
Shares	9,229,113	(945,828)	2,511,960	(229,291)
Commodities			—	—
Interest	605,512,143	(5,789,650)	485,933,296	(2,417,689)
Assets		7,559,433		4,085,004
Liabilities		(7,819,364)		(3,229,236)
Net		(259,931)		855,768